DEBT AND OTHER OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of collateral pledged for repurchase agreements

The following table provides the fair value of collateral pledged for repurchase agreements, grouped by asset class, as of December 31, 2021 and 2020:

Repurchase Agreements, Securities Lending Transactions, and Repurchase-to-Maturity Transactions Accounted for as Secured Borrowings

	Remaining Contractual Maturity of the Agreements
	As of December 31, 2021
	(Dollars In Millions)
	Overnight and			Greater Than
	Continuous	Up to 30 days	30-90 days	90 days	Total
Repurchase agreements and repurchase-to-maturity transactions
U.S. Treasury and agency securities	$1,070	$—	$—	$—	$1,070
Corporate securities	69	—	—	—	69
Commercial mortgage loans	364	—	—	—	364
Total repurchase agreements and repurchase-to-maturity transactions	$1,503	$—	$—	$—	$1,503
Securities lending transactions
Fixed maturity securities	171	—	—	—	171
Equity securities	1	—	—	—	1
Redeemable preferred stocks	2	—	—	—	2
Total securities lending transactions	174	—	—	—	174
Total securities	$1,677	$—	$—	$—	$1,677

	Remaining Contractual Maturity of the Agreements
	As of December 31, 2020
	(Dollars In Millions)
	Overnight and			Greater Than
	Continuous	Up to 30 days	30-90 days	90 days	Total
Repurchase agreements and repurchase-to-maturity transactions
U.S. Treasury and agency securities	$366	$86	$—	$—	$452
Commercial mortgage loans	—	—	—	—	—
Total repurchase agreements and repurchase-to-maturity transactions	$366	$86	$—	$—	$452
Securities lending transactions
Corporate securities	49	—	—	—	49
Equity securities	7	—	—	—	7
Redeemable preferred stocks	1	—	—	—	1
Total securities lending transactions	57	—	—	—	57
Total securities	$423	$86	$—	$—	$509

Interest income and interest expense

Interest expense is summarized as follows:

	For The Year Ended December 31,
	2021	2020	2019

	(Dollars In Millions)
Subordinated funding obligations	$3.9	$3.9	$3.9
Non-recourse funding obligations, other obligations, and repurchase agreements	$11	$133.2	$175.8
Total interest expense	$14.9	$137.1	$179.7